Related Party Transactions - Schedule of Result of Transactions with Related Parties (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Fee and commissions income and (expenses)	$ 172,999	$ 153,542	$ 140,999
Income [member]
Disclosure of transactions between related parties [line items]
Interest and readjustments income (expense)	1,255	6,833	8,532
Fee and commissions income and (expenses)	225	1,242	504
Net income (loss) from financial operations	424,170	355,101	26,636
Operational support related expenses		275	500
Other income and (expenses)	2	80	211
Totals	425,652	363,531	36,383
Expense [member]
Disclosure of transactions between related parties [line items]
Interest and readjustments income (expense)	(144)	(1,272)	(4,955)
Fee and commissions income and (expenses)	(74)
Net income (loss) from financial operations	(375,746)	(492,570)	(10,033)
Operational support related expenses	(4)
Other income and (expenses)		(220)	(310)
Totals	$ (375,968)	$ (494,062)	$ (15,298)